Segment Reporting and Operations by Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Segment information
Net sales	$ 15,269	$ 25,718	$ 21,850	$ 21,388	$ 19,495	$ 2,992	$ 3,011	$ 2,919	$ 84,225	$ 28,417	$ 9,484
Gross profit	7,068	$ 12,438	$ 10,699	$ 9,518	7,815	$ 2,040	$ 2,159	$ 1,952	39,723	13,966	6,649
Operating (loss) income									(30,668)	(9,309)	(4,644)
Capital expenditures									341	1,480	1,384
Assets held for sale - Capital expenditures									(424)	(655)	(1,395)
Total assets	203,949				223,023				203,949	223,023	86,024
Sale of assets | Certain operating and intellectual property assets of Joe's brand and business
Segment information
Assets held for sale - Capital expenditures									424	655	1,395
Assets held for sale - Total assets	87,247				79,943				87,247	79,943	62,208
Wholesale
Segment information
Net sales									68,377	15,621
Gross profit									29,006	5,227
Operating (loss) income									18,550	3,700
Capital expenditures										129
Total assets	34,234				38,034				34,234	38,034
Retail
Segment information
Net sales									15,848	12,796	9,484
Gross profit									10,717	8,739	6,649
Operating (loss) income									(1,774)	(1,020)	78
Capital expenditures									87	1,337	1,384
Total assets	6,707				6,534				6,707	6,534	5,112
Corporate and other
Segment information
Operating (loss) income									(47,444)	(11,989)	(4,722)
Capital expenditures									254	14
Total assets	$ 75,761				$ 98,512				$ 75,761	$ 98,512	$ 18,704